4. Financing Receivables (Details-Finance Receivables PA loans) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance Receivables PA loans [Abstract]
Funded to borrower	$ 5,581	$ 5,586
Estimated collateral values	7,006	7,794
Land for phases 4 and 5 [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	0	0
Estimated collateral values	1,515	1,515
BMH Lots [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	192	142
Estimated collateral values	445	374
BMH Interest Escrow [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	450	450
Estimated collateral values	141	249
BMH Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	750	750
Estimated collateral values	0	0
BMH Excess Paydown [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		$ (22)
Estimated collateral values
BMH Construction Loan Lot 2 Windermere [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	126	$ 126
Estimated collateral values	126	126
BMH Construction Loan Lot 5 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		536
Estimated collateral values		932
BMH Construction Loan Lot 2 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	585	498
Estimated collateral values	988	739
Total BMH Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	2,488	2,480
Estimated collateral values	3,600	3,935
New IMA Loan loan fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	250	250
Estimated collateral values	0	0
New IMA Loan advances [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	1,420	1,491
Estimated collateral values	0	0
IMA Existing Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	1,687	1,687
Estimated collateral values	2,381	2,484
Total IMA Loans [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	3,357	3,428
Estimated collateral values	2,381	2,484
Unearned Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	(264)	(322)
Estimated collateral values	$ 0	$ 0
SF Preferred Equity [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower
Estimated collateral values	$ 1,025	$ 1,000
SF Loan Payable [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		0
Estimated collateral values		375
Cash Bond [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower	385
Estimated collateral values	$ 385
Commercial Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		5,586	$ 3,972
Estimated collateral values		7,794	5,396
Commercial Loan [Member] | Land for phases 4 and 5 [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		0
Estimated collateral values		1,515
Commercial Loan [Member] | BMH Lots [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		142
Estimated collateral values		374
Commercial Loan [Member] | BMH Interest Escrow [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		450	450
Estimated collateral values		249	255
Commercial Loan [Member] | BMH Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		750	750
Estimated collateral values		0	0
Commercial Loan [Member] | BMH Excess Paydown [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		(22)	(394)
Commercial Loan [Member] | BMH Construction Loan Lot 2 Windermere [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		126
Estimated collateral values		126
Commercial Loan [Member] | BMH Construction Loan Lot 5 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		536
Estimated collateral values		932
Commercial Loan [Member] | BMH Construction Loan Lot 2 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		498
Estimated collateral values		739
Commercial Loan [Member] | Total BMH Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		2,480	1,123
Estimated collateral values		3,935	1,597
Commercial Loan [Member] | New IMA Loan loan fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		250	250
Estimated collateral values		0	0
Commercial Loan [Member] | New IMA Loan advances [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		1,491	1,479
Estimated collateral values		0	0
Commercial Loan [Member] | IMA Existing Loan [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		1,687	1,687
Estimated collateral values		2,484	2,299
Commercial Loan [Member] | Total IMA Loans [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		3,428	3,416
Estimated collateral values		2,484	2,299
Commercial Loan [Member] | Unearned Loan Fee [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		(322)	(567)
Estimated collateral values		0	0
Commercial Loan [Member] | SF Preferred Equity [Member]
Finance Receivables PA loans [Abstract]
Estimated collateral values		1,000
Commercial Loan [Member] | SF Loan Payable [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower		0	0
Estimated collateral values		$ 375	1,500
Commercial Loan [Member] | Land for phases 3, 4, and 5 [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower			0
Estimated collateral values			1,042
Commercial Loan [Member] | Lot 5 Hamlets [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower			142
Estimated collateral values			180
Commercial Loan [Member] | Whispering Pines [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower			138
Estimated collateral values			120
Commercial Loan [Member] | Construction loan lot 5 Tuscany [Member]
Finance Receivables PA loans [Abstract]
Funded to borrower			37
Estimated collateral values			$ 0